Shareholders' Equity (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Jul. 03, 2018	Jun. 30, 2018	Jun. 27, 2018	Jun. 12, 2018	Mar. 27, 2018
Number Of Shares Held By Sponsor Investors		9,450,000			9,450,000
Number Of Shares Held By Anchor Investors		2,262,500			2,262,500
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Stock Issued During At Value Shares Based Compensation Forfeited	$ 200,000,000	$ 200,000,000				$ 200,000,000
Shares Subject to Possible Redemption	27,590,164	28,048,981
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Minimum [Member]
Stock Issued During At Value Shares Based Compensation Forfeited		$ 181,000,000				$ 181,000,000
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	180,000,000	180,000,000
Common Stock, Shares, Issued	1,159,836	701,019					0
Common Stock, Shares, Outstanding	1,159,836	701,019
Shares Subject to Possible Redemption	27,590,164	28,048,981
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	11,712,500	11,712,500					0
Common Stock, Shares, Outstanding	11,712,500	11,712,500		11,712,500
Stock Issued During At Shares Shares Based Compensations Forfeited		475,000				475,000
Common Class B [Member] | Investor [Member]
Common Stock, Shares, Outstanding				2,262,500